Equity dividends	12 Months Ended
Dec. 31, 2019
Reconciliation Of Number Of Shares Outstanding [Abstract]
Equity dividends

13 Equity dividends

ORDINARY DIVIDENDS PAID IN THE YEAR	2019 £m	2018 £m	2017 £m
RELX PLC	842	420	400
RELX NV	—	376	362
Total	842	796	762

The RELX NV amount shown relates to dividends paid prior to the corporate simplification.

Ordinary dividends declared and paid in the year ended 31 December 2020, in amounts per ordinary share, comprise: a 2018 final dividend of 29.7p (2018: 27.7p; 2017: 25.7p) and a 2019 interim dividend of 13.6p (2018: 12.4p; 2017: 11.7p), giving a total of 43.3p (2018: 40.1p; 2017: 37.4p) for RELX PLC shareholders.

The Directors of RELX PLC have proposed a final dividend of 32.1p (2018: 29.7p; 2017: 27.7p), giving a total for the financial year of 45.7p  (2018: 42.1p; 2017: 39.4p). The total cost of funding the proposed final dividend is expected to be £620m, for which no liability has been recognised at the statement of financial position date.

The Employee Benefit Trust has currently waived the right to receive dividends on RELX PLC shares. This waiver has been applied to dividends paid in 2019, 2018 and 2017.